Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 9,082	$ 2,972	$ 1,387
Deferred	0	1,601	(1,619)
Total provision for (benefit from) income tax	$ 9,082	$ 4,573	$ (232)